Related Party Transactions (Details) - Company's directors and executive team [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 6.7	$ 6.1
Share-based payments	5.2	4.9
Amounts payable, related party transactions	$ 11.9	$ 11.0